LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

23. LEASES

The Group's leases consist of operating leases for administrative office spaces in different cities in the PRC and overseas and financial lease which is immaterial. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts.

The following table represents lease costs recognized in the Group's consolidated statements of operation for the years ended December 31, 2019 and 2020. Lease costs are included in selling, general and administrative expense and research and development expense on the Group's consolidated statements of operations.

	For the years ended
	December 31,
	2019	2020
	RMB	RMB
Operating lease cost(1)	30,788	57,080
Sublease income	(1,382)	(537)
Total lease cost	29,406	56,543
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

Prior to the adoption of the new lease standard, lease expense for the year ended December 31, 2018 was RMB11,423.

23. LEASES - CONTINUED

The following table represents the components of leases that are recognized on the Group’s consolidated balance sheets as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	26,733	42,313
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	112,513	96,348
Weighted average remaining lease term
Operating leases	3.76 years	3.68 years
Weighted average discount rate
Operating leases	5.21%	5.25%

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2020:

Year ending December 31,	RMB

2021	49,628
2022	52,015
2023	46,114
2024	25,859
2025	8,354
Total lease payments	181,970
Less: imputed interest	17,850
Present value of lease liabilities	164,120